Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Aug. 31, 2018 CAD ($)	Aug. 31, 2017 CAD ($)	Aug. 31, 2016 CAD ($)
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period	10,335,000	10,640,000	9,775,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 0.37	$ 0.96	$ 1.56
Number of share options granted in share-based payment arrangement	2,345,000	3,180,000	2,140,000
Weighted average exercise price of share options granted in share-based payment arrangement	$ 0.12	$ 0.17	$ 0.16
Number of share options exercised in share-based payment arrangement	(50,000)
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 0.11
Number of share options expired in share-based payment arrangement	(1,215,000)	(3,075,000)	(1,125,000)
Weighted average exercise price of share options expired in share-based payment arrangement	$ 0.91	$ 2.15	$ 4.46
Number of share options forfeited in share-based payment arrangement	(70,000)	(410,000)	(150,000)
Weighted average exercise price of share options forfeited in share-based payment arrangement	$ 0.44	$ 0.86	$ 2.13
Number of share options outstanding in share-based payment arrangement at end of period	11,345,000	10,335,000	10,640,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 0.26	$ 0.37	$ 0.96